Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to Income Tax Provision [Abstract]
U.S. Federal statutory tax rate, percentage	21.00%	21.00%
U.S. Federal statutory tax rate, amount	$ (534,426)	$ (1,212,950)
Israel - foreign rate differential, percentage	2.02%	1.82%
Israel - foreign rate differential, amount	$ (51,486)	$ (105,154)
Cumulative foreign exchange adjustment for electing to report Israel Net Operating Loss in USD, percentage	1.17%	0.00%
Cumulative foreign exchange adjustment for electing to report Israel Net Operating Loss in USD, amount	$ (29,743)
Nontaxable or nondeductible items, percentage	0.24%	0.00%
Nontaxable or nondeductible items, amount	$ (6,182)	$ 109
Expired Net Operating Loss - US, percentage	(27.60%)	(0.06%)
Expired Net Operating Loss - US, amount	$ 702,500	$ 3,651
Return to provision, percentage	2.42%	1.07%
Return to provision, amount	$ (61,615)	$ (61,760)
Other, percentage	(1.02%)	0.00%
Other, amount	$ 25,839
Increase (decrease) in valuation allowance, percentage	1.76%	(23.82%)
Increase (decrease) in valuation allowance, amount	$ (44,887)	$ 1,376,102
Income tax expense, percentage
Income tax expense, amount